Offerings	Jan. 30, 2026 USD ($) $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share(2)
Maximum Aggregate Offering Price	$ 10,000,000
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the shares of Common Stock based on an assumed initial public offering price of $2.12 per share, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's Warrants to purchase shares of Common Stock(3)(4)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.The Placement Agent’s Warrants entitle the holder to purchase 7% of the shares of Common Stock sold in this offering at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(o), the Proposed Maximum Aggregate Offering Price of the Placement Agent’s Warrants is $875,000, which is determined by multiplying 330,188 shares of common stock (7% of 4,716,981 shares) by $2.65 (125% of the Proposed Maximum Aggregate Offering Price).The Proposed Maximum Aggregate Offering Price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants offered and sold in the offering, and as such the Proposed Maximum Offering Price of the Common Stock and Pre-Funded Warrants (including the Common Stock issuable upon exercise of the pre-funded warrants) if any, is $10,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Placement Agent's Warrants(3)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 875,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 120.83
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.The Placement Agent’s Warrants entitle the holder to purchase 7% of the shares of Common Stock sold in this offering at a per share exercise price equal to 125% of the public offering price. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(o), the Proposed Maximum Aggregate Offering Price of the Placement Agent’s Warrants is $875,000, which is determined by multiplying 330,188 shares of common stock (7% of 4,716,981 shares) by $2.65 (125% of the Proposed Maximum Aggregate Offering Price).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share, underlying series A-1 warrants(5)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share, underlying series A-2 warrants(5)
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.No separate registration fee is required pursuant to Rule 457(g) for the Placement Agent’s Warrants and the Common Warrants.